UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                               FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  June 30, 2005

   Check here if Amendment [   ];  Amendment Number: _________
        This Amendment   [     ]  is a restatement.
                         [     ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Basswood Opportunity Fund, Inc.
   Address:  645 Madison Avenue
             10th Floor
             New York, New York 10022

   Form 13F File Number:  028-10566

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:      Matthew Lindenbaum
   Title:     Managing Member
   Phone:     (212) 521-9500

   Signature, Place, and Date of Signing:

   /s/ Matthew Lindenbaum     New York, New York    August 15, 2005
     [Signature]                [City, State]         [Date]

   Report Type:

   [ ]  13F HOLDINGS REPORT
   [X]  13F NOTICE
   [ ]  13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:
   Form 13F File No.     Name
   028-10569             Basswood Capital Management, L.L.C.